Fair Value Measurement	12 Months Ended
Dec. 31, 2018
Fair Value Measurement
23.	FAIR VALUE MEASUREMENT

ASC 820-10, Fair Value Measurements and Disclosures: Overall, establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets

Level 2 — Include other inputs that are directly or indirectly observable in the marketplace

Level 3 — Unobservable inputs which are supported by little or no market activity

ASC 820-10 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Assets and liabilities measured or disclosed at fair value

In accordance with ASC 820-10, the Group measures available-for-sale debt securities at fair value on a recurring basis. The available-for-sale debt securities are classified within Level 1 as the fair value is measured using quoted market data, or Level 2 as the fair value is measured by using indirectly inputs observable in the market place.

The Group measures certain financial assets, including loans receivable, cost method investments before adoption of ASC 321, and equity method investments, at fair value on a nonrecurring basis only if an impairment loss were to be recognized. The Group’s non-financial assets, such as intangible assets, goodwill and property and equipment, would be measured at fair value only if they were determined to be impaired.

Subsequent to the Group’s adoption of ASC 321 on January 1, 2018, the Group measures equity securities without readily determinable fair value and do not qualify for the existing practical expedient in ASC 820 at fair value on a nonrecurring basis using the measurement alternative to measure those investments at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer, if any.

For the year ended December 31, 2018, assets and liabilities measured or disclosed at fair value are summarized below:

			Fair value measurement or disclosure at December 31, 2018 using
	Total Fair Value at December 31, 2018	Total Fair Value at December 31, 2018	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total (losses) gains
	RMB	US$	RMB	RMB	RMB	RMB
Fair value measurement — Recurring:
Available-for-sale debt security	133,448	19,409		133,448		(3,732)
Fair value measurement — Non-Recurring:
Intangible assets, net	465	68			465	(12,767)
Equity investments accounted for at fair value using the alternative measurement	559,961	81,443			559,961	281,977

Total assets measured at fair value	693,874	100,920		133,448	560,426	265,478

For the year ended December 31, 2017, assets and liabilities measured or disclosed at fair value are summarized below:

			Fair value measurement or disclosure at December 31, 2017 using
	Total Fair Value at December 31, 2017	Total Fair Value at December 31, 2017	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total losses
	RMB	US$	RMB	RMB	RMB	RMB
Fair value measurement — Recurring:
Available-for-sale debt security	182	28	182			(39)
Available-for-sale debt security	—	—			—	(6,594)
Fair value measurement — Non-Recurring:
Intangible assets, net	90	14			90	(38,862)
Other long-term investments	61,100	9,391			61,100	(268,432)

Total assets measured at fair value	61,372	9,433	182		61,190	(313,927)

There were no transfers of fair value measurements into or out of Level 3 for the years ended December 31, 2016, 2017 and 2018. The following table presents a reconciliation of the assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the years ended December 31, 2017 and 2018:

	Contingent consideration payable	Available- for-sales debt securities
	RMB	RMB
Balance as of December 31, 2016	30,358	7,353
Realized or unrealized losses	9,014	(7,011)
Settlement	(38,562)	—
Foreign exchange translation adjustments	(810)	(342)

Balance as of December 31, 2017	—	—

Balance as of December 31, 2018	—	—

Balance as of December 31, 2018 in US$	—	—

The Group measures non-financial assets such as other long-term investments on a nonrecurring basis when impairment charges are recognized. These nonrecurring fair value measurements use significant unobservable inputs (Level 3). The Group uses a combination of valuation methodologies, including market and income approaches based on the Group’s best estimate to determine the fair value of these investments. For investments in private companies, information considered by the Group include but are not limited to the pricing of recent rounds of financing, future cash flow forecasts, and liquidity factors. Inputs used in these methodologies primarily include future cash flows, discount rate, and the selection of comparable companies operating in similar businesses.